Document and Entity Information	0 Months Ended
Dec. 12, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 12, 2013
Registrant Name	DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND INC
Central Index Key	0000846421
Amendment Flag	false
Document Creation Date	Dec. 12, 2013
Document Effective Date	Dec. 12, 2013
Prospectus Date	Mar. 01, 2013
DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND INC | DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND INC
Risk/Return:
Trading Symbol	DWDXX